Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest And Finance Costs
Interest on long-term debt (Note 8)	$ 6,259	$ 5,483	$ 3,698
Interest on promissory note (Note 3)		69	450
Amortization of financing costs	238	247	303
Financing fees and charges	32	36	(10)
Total	$ 6,529	$ 5,835	$ 4,441